UNITED STATES
	    	  SECURITIES AND EXCHANGE COMMISSION
			 Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here is Amendment  [X ] ; Amendment Number: 1
This Amendment (check only one):  [ X ] is a restatement.
				  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Sasco Capital, Inc.
Address:   10 Sasco Hill Road
           Fairfield, CT  06430

13F File Number:  28-1646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Daniel L. Leary
Title:	Secretary
Phone:	203-254-6800
Signature, Place, and Date of Signing:

Daniel L. Leary    Fairfield, Connecticut    August 10, 2001

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $1,196,956


List of Other Included Managers:


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FORM 13 F	JUNE 2001
REPORTING MANAGER:  SASCO CAPITAL, INC.

							FORM 13F INFORMATION TABLE
NAME OF ISSUER		TITLE OF
				CLASS	CUSIP	VALUE  	SHARES /	SH/	INVESTMENT	OTHER		VOTING AUTHORITY
					(x$1000)	PRN AMT	PRN	DISCRETION	MGR	SOLE   	SHARED	NONE
AK STL HLDG CORP		COMMON	001547108	31,498	2,511,776	SH	SOLE	0	594,945	0	1,916,831
ALLEGHANY CORP DEL	COMMON	017175100	48,491	238,873	SH	SOLE	0	59,307	0	179,566
ALLEGHENY TECHNOLOGIES 	COMMON	01741R102	51,146	2,827,318	SH	SOLE	0	655,900	0	2,171,418
AMERICAN STD COS INC DE COMMON	029712106	54,718	910,450	SH	SOLE	0	217,750	0	692,700
ATMOS ENERGY		COMMON	049560105	18,588	759,950	SH	SOLE	0	131,250	0	628,700
BALL CORP			COMMON	058498106	49,752	1,046,086	SH	SOLE	0	241,500	0	804,586
BRUNSWICK CORP		COMMON	117043109	37,191	1,547,700	SH	SOLE	0	360,200	0	1,187,500
CITIZENS COMMUNICATION	COMMON	17453B101	32,811	2,722,900	SH	SOLE	0	638,100	0	2,084,800
ENGELHARD CORP		COMMON	292845104	34,807	1,349,650	SH	SOLE	0	316,600	0	1,033,050
F M C CORP			COM NEW	302491303	57,921	844,820	SH	SOLE	0	205,820	0	639,000
FOOTSTAR INC		COMMON	344912100	38,783	1,127,425	SH	SOLE	0	267,431	0	859,994
FORTUNE BRANDS INC	COMMON	349631101	64,038	1,669,400	SH	SOLE	0	359,900	0	1,309,500
HERCULES INC		COMMON	427056106	31,938	2,826,378	SH	SOLE	0	678,600	0	2,147,778
HEXCEL CORP NEW		COMMON	482291108	1,051		82,450	SH	SOLE	0	82,450	0	0
METHANEX CORP		COMMON	59151K108	3,008		573,000	SH	SOLE	0	117,500	0	455,500
NAVISTAR INTERNATIONAL	COMMON	63934E108	32,047	1,139,250	SH	SOLE	0	269,650	0	869,600
NORTHEAST UTILS		COMMON	664397106	35,314	1,701,877	SH	SOLE	0	405,150	0	1,296,727
NOVA CHEMICALS CORP	COMMON	66977W109	37,540	1,814,400	SH	SOLE	0	419,900	0	1,394,500
OCEAN ENERGY INC TEX	COMMON	67481E106	34,738	1,990,700	SH	SOLE	0	468,600	0	1,522,100
ONEOK INC			COMMON	682680103	27,647	1,403,400	SH	SOLE	0	336,000	0	1,067,400
PACTIV CORP			COMMON	695257105	35,513	2,650,200	SH	SOLE	0	622,100	0	2,028,100
PENNEY JC INC		COMMON	708160106	70,441	2,672,250	SH	SOLE	0	634,050	0	2,038,200
RAYTHEON CO			COM NEW	755111507	45,780	1,724,300	SH	SOLE	0	404,100	0	1,320,200
SMURFIT-STONE CONTAINER	COMMON	832727101	38,467	2,374,500	SH	SOLE	0	565,700	0	1,808,800
STANLEY WORKS		COMMON	854616109	57,436	1,371,450	SH	SOLE	0	336,250	0	1,035,200
SUNOCO, INC.		COMMON	86764P109	21,609	589,913	SH	SOLE	0	152,563	0	437,350
TJX COS INC NEW		COMMON	872540109	30,743	964,650	SH	SOLE	0	224,850	0	739,800
UGI CORP NEW		COMMON	902681105	275		10,200	SH	SOLE	0	10,200	0	0
U S INDS INC NEW		COMMON	912080108	27,904	6,805,750	SH	SOLE	0	1,602,500	0	5,203,250
VENATOR GROUP INC		COMMON	922944103	67,392	4,404,692	SH	SOLE	0	1,060,100	0	3,344,592
WASTE MANAGEMENT		COMMON	94106L109	78,369	2,542,800	SH	SOLE	0	593,400	0	1,949,400
